Investment in Limited Partnership and Other Investments (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Investment In Debt Security [Abstract]
Invested amount		$ 15,962,799	¥ 101,724,531
Investment interest rate	8.00%
Investment interest term	5 years
Accrued interest income	$ 16,207,152	15,736,927
Investment principal balance	15,962,799	15,589,966
Interest receivable	244,353	146,961
Principal balance (in Yuan Renminbi) | ¥			¥ 101,724,531
Investment in debt security	892,308	146,961
Received cash distribution	$ 799,569